Fair value measurements - Schedule of Changes in Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements
Balance at the beginning	$ 0	$ 1,000
Acquisition	21,299
Impairment		(1,000)
Balance at the end	$ 21,299	$ 0